CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 5.1%
Interactive Media & Services - 0.8%
Facebook Inc., Class A Shares	40,000	$13,908,400	*

Media - 2.8%
Comcast Corp., Class A Shares	500,000	28,510,000
Gray Television Inc.	750,000	17,550,000

Total Media		46,060,000

Wireless Telecommunication Services - 1.5%
T-Mobile US Inc.	170,000	24,621,100	*

TOTAL COMMUNICATION SERVICES		84,589,500

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.7%
Goodyear Tire & Rubber Co.	700,000	12,005,000	*

Hotels, Restaurants & Leisure - 2.9%
Bloomin’ Brands Inc.	500,000	13,570,000	*
Carnival Corp.	650,000	17,134,000	*
Melco Resorts & Entertainment Ltd., ADR	400,000	6,628,000	*
Six Flags Entertainment Corp.	250,000	10,820,000	*

Total Hotels, Restaurants & Leisure		48,152,000

Household Durables - 0.9%
Sony Group Corp., ADR	150,000	14,583,000

Specialty Retail - 3.3%
AutoZone Inc.	12,000	17,906,640	*
Lithia Motors Inc.	45,000	15,463,800
Murphy USA Inc.	150,000	20,005,500

Total Specialty Retail		53,375,940

TOTAL CONSUMER DISCRETIONARY		128,115,940

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.1%
Sprouts Farmers Market Inc.	750,000	18,637,500	*

Food Products - 0.6%
TreeHouse Foods Inc.	220,000	9,794,400	*

Household Products - 0.9%
Reynolds Consumer Products Inc.	475,002	14,416,311

Personal Products - 1.6%
Unilever PLC	449,995	26,319,741	(a)

TOTAL CONSUMER STAPLES		69,167,952

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	1

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
EQT Corp.	1,297,930	$28,891,922	*
Kinder Morgan Inc.	1,500,000	27,345,000
Pioneer Natural Resources Co.	135,000	21,940,200
Suncor Energy Inc.	1,200,000	28,764,000

TotalEnergies SE, ADR	330,000	14,935,800

TOTAL ENERGY		121,876,922

FINANCIALS - 24.3%
Banks - 8.4%
KeyCorp	800,000	16,520,000
Signature Bank	90,000	22,108,500
US Bancorp	750,000	42,727,500
Wells Fargo & Co.	1,250,000	56,612,500

Total Banks		137,968,500

Consumer Finance - 7.2%
OneMain Holdings Inc.	1,000,000	59,910,000
Synchrony Financial	1,200,000	58,224,000

Total Consumer Finance		118,134,000

Diversified Financial Services - 2.6%
Equitable Holdings Inc.	625,000	19,031,250
Voya Financial Inc.	400,000	24,600,000

Total Diversified Financial Services		43,631,250

Insurance - 5.2%
American International Group Inc.	800,000	38,080,000
Fairfax Financial Holdings Ltd.	28,968	12,685,377
First American Financial Corp.	235,000	14,652,250
Progressive Corp.	110,000	10,803,100
Unum Group	300,000	8,520,000

Total Insurance		84,740,727

Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	1,100,000	14,960,000

TOTAL FINANCIALS		399,434,477

HEALTH CARE - 11.9%
Biotechnology - 3.4%
AbbVie Inc.	230,000	25,907,200
Biogen Inc.	40,000	13,850,800	*
Gilead Sciences Inc.	240,000	16,526,400

Total Biotechnology		56,284,400

Health Care Equipment & Supplies - 1.7%
Medtronic PLC	225,000	27,929,250

See Notes to Schedule of Investments.

2	ClearBridge All Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.4%
Covetrus Inc.	510,000	$13,770,000	*
CVS Health Corp.	300,000	25,032,000

Total Health Care Providers & Services		38,802,000

Pharmaceuticals - 4.4%
Johnson & Johnson	350,000	57,659,000
Merck & Co. Inc.	200,000	15,554,000

Total Pharmaceuticals		73,213,000

TOTAL HEALTH CARE		196,228,650

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.5%
Curtiss-Wright Corp.	95,000	11,282,200
General Dynamics Corp.	100,000	18,826,000
Spirit AeroSystems Holdings Inc., Class A Shares	245,000	11,561,550

Total Aerospace & Defense		41,669,750

Building Products - 3.4%
Johnson Controls International PLC	600,000	41,178,000
Owens Corning	150,000	14,685,000

Total Building Products		55,863,000

Construction & Engineering - 1.0%
Quanta Services Inc.	180,000	16,302,600

Electrical Equipment - 1.5%
Eaton Corp. PLC	90,000	13,336,200
Sensata Technologies Holding PLC	180,000	10,434,600	*

Total Electrical Equipment		23,770,800

Industrial Conglomerates - 1.1%
Honeywell International Inc.	85,000	18,644,750

Machinery - 1.5%
Oshkosh Corp.	80,000	9,971,200
Stanley Black & Decker Inc.	75,000	15,374,250

Total Machinery		25,345,450

Trading Companies & Distributors - 1.0%
GATX Corp.	180,000	15,924,600

TOTAL INDUSTRIALS		197,520,950

INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.9%
Arista Networks Inc.	40,000	14,492,400	*

Electronic Equipment, Instruments & Components - 0.6%
Vontier Corp.	300,000	9,774,000

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	3

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	SHARES	VALUE
IT Services - 3.5%
DXC Technology Co.	1,050,000	$40,887,000	*
Euronet Worldwide Inc.	125,000	16,918,750	*

Total IT Services		57,805,750

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials Inc.	70,000	9,968,000
ON Semiconductor Corp.	200,000	7,656,000	*

Total Semiconductors & Semiconductor Equipment		17,624,000

Software - 2.4%
NortonLifeLock Inc.	525,000	14,290,500
Oracle Corp.	325,000	25,298,000

Total Software		39,588,500

Technology Hardware, Storage & Peripherals - 2.3%
NetApp Inc.	200,000	16,364,000
Western Digital Corp.	300,000	21,351,000	*

Total Technology Hardware, Storage & Peripherals		37,715,000

TOTAL INFORMATION TECHNOLOGY		176,999,650

MATERIALS - 6.5%
Chemicals - 2.9%
Air Liquide SA	95,000	16,646,286	(a)
Corteva Inc.	400,000	17,740,000
DuPont de Nemours Inc.	175,000	13,546,750

Total Chemicals		47,933,036

Construction Materials - 0.8%
Vulcan Materials Co.	75,000	13,055,250

Metals & Mining - 2.8%
Freeport-McMoRan Inc.	400,000	14,844,000
Nucor Corp.	200,000	19,186,000
Wheaton Precious Metals Corp.	250,000	11,017,500

Total Metals & Mining		45,047,500

TOTAL MATERIALS		106,035,786

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Homes 4 Rent, Class A Shares	515,000	20,007,750
Kimco Realty Corp.	480,000	10,008,000
Sunstone Hotel Investors Inc.	660,000	8,197,200	*
Weyerhaeuser Co.	350,002	12,047,069

TOTAL REAL ESTATE		50,260,019

UTILITIES - 5.5%
Electric Utilities - 1.6%
Exelon Corp.	600,000	26,586,000

See Notes to Schedule of Investments.

4	ClearBridge All Cap Value Fund 2021 Quarterly Report

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 3.2%
AES Corp.		1,400,000	$36,498,000
Vistra Corp.		900,000	16,695,000

Total Independent Power and Renewable Electricity Producers			53,193,000

Multi-Utilities - 0.7%
DTE Energy Co.		85,000	11,016,000

TOTAL UTILITIES			90,795,000

TOTAL COMMON STOCKS (Cost - $1,138,699,250)			1,621,024,846

	RATE
PREFERRED STOCKS - 1.1%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 1.1%
Volkswagen AG (Cost - $11,837,446)	4.860%	70,000	17,554,285	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,150,536,696)			1,638,579,131

SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	4,913,186	4,913,186
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,228,296	1,228,296	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,141,482)			6,141,482

TOTAL INVESTMENTS - 100.1% (Cost - $1,156,678,178)			1,644,720,613
Liabilities in Excess of Other Assets - (0.1)%			(1,152,754)

TOTAL NET ASSETS - 100.0%			$1,643,567,859

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $1,228,296 and the cost was $1,228,296 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge All Cap Value Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$42,848,211	$26,319,741	—	$69,167,952
Materials	89,389,500	16,646,286	—	106,035,786
Other Common Stocks	1,445,821,108	—	—	1,445,821,108
Preferred Stocks	—	17,554,285	—	17,554,285

Total Long-Term Investments	1,578,058,819	60,520,312	—	1,638,579,131

Short-Term Investments†	6,141,482	—	—	6,141,482

Total Investments	$1,584,200,301	$60,520,312	—	$1,644,720,613

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,937,548	$24,633,938	24,633,938	$25,343,190	25,343,190	—	$97	—	$1,228,296

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